Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (Note 6)	$ 753,884	$ 907,981
Short-term investments	20,208	45,737
Accounts receivable:
Related parties (Note 7)	3,436	2,161
Other accounts receivable, net (Note 8)	103,059	76,035
Recoverable value added tax and others	96,494	47,825
Recoverable income tax	59,062	12,789
Inventories (Note 9)	16,726	16,633
Prepaid expenses and other current assets (Note 10)	62,433	45,248
Derivative financial instruments (Notes 3, 4 and 5)	189	431
Guarantee deposits (Note 11)	277,854	227,211
Total current assets	1,393,345	1,382,051
Non-current assets:
Rotable spare parts, furniture and equipment, net (Note 12)	948,284	1,070,070
Right-of-use assets, net (Note 14)	2,531,125	2,469,580
Intangible assets, net (Note 13)	38,270	25,957
Derivative financial instruments (Notes 3, 4 and 5)		271
Deferred income taxes (Note 20)	359,770	286,199
Guarantee deposits (Note 11)	340,912	426,193
Other long-term assets	24,906	43,389
Total non-current assets	4,243,267	4,321,659
Total assets	5,636,612	5,703,710
Current liabilities:
Unearned transportation revenue (Note 21)	360,796	342,777
Suppliers	187,486	161,237
Related parties (Note 7)	4,601	2,363
Accrued liabilities (Note 15a)	269,189	223,392
Lease liabilities (Note 14)	409,125	391,158
Other taxes and fees payable (Note 1r)	268,541	274,178
Income taxes payable	11,593	28,737
Financial debt (Note 5)	261,721	283,616
Other liabilities (Note 16)	143,187	62,800
Total current liabilities	1,916,239	1,770,258
Non-current liabilities:
Financial debt (Note 5)	441,117	526,362
Accrued liabilities (Note 15b)	6,623	7,849
Lease liabilities (Note 14)	2,744,256	2,670,378
Other liabilities (Note 16)	237,631	333,332
Employee benefits (Note 17)	15,382	12,790
Deferred income taxes (Note 20)	11,583	17,928
Total non-current liabilities	3,456,592	3,568,639
Total liabilities	5,372,831	5,338,897
Equity (Note 19):
Capital stock	248,278	248,278
Treasury shares	(12,709)	(12,787)
Contributions for future capital increases
Legal reserve	17,363	17,363
Additional paid-in capital	283,180	283,362
Accumulated deficit	(125,581)	(21,709)
Accumulated other comprehensive loss (Note 24)	(146,750)	(149,694)
Total equity	263,781	364,813
Total liabilities and equity	$ 5,636,612	$ 5,703,710